Bank Loans, Current and Non Current - Schedule of Bank Loans Represent the Amounts Due to Various Banks (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Short-term bank loans:
Short-term bank loans	$ 6,435	$ 9,590
Long-term bank loans		1,370
Loan from China Citic Bank [Member]
Short-term bank loans:
Short-term bank loans	2,860	2,740
Loan from Bank of Beijing [Member]
Short-term bank loans:
Short-term bank loans		2,740
Loan from Xiamen International Bank [Member]
Short-term bank loans:
Short-term bank loans		2,740
Loan from Huaxia Bank [Member]
Short-term bank loans:
Short-term bank loans	2,145	1,370
Loan from China Construction Bank [Member]
Short-term bank loans:
Short-term bank loans	1,430
Loan from China Construction Bank [Member]
Short-term bank loans:
Long-term bank loans		$ 1,370